Condensed consolidating financial information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Investments in real estate	$ 6,750,975	$ 6,060,821
Less: accumulated depreciation	(742,535)	(616,007)
Investments in real estate, net	6,008,440	5,444,814
Cash and cash equivalents	78,539	91,232	70,628	71,161
Restricted cash	23,332	28,354
Tenant receivables	7,480	5,492
Deferred rent	142,097	116,849
Deferred leasing and financing costs, net	135,550	89,046
Investments	95,777	83,899
Other assets	82,914	46,175
Total assets	6,574,129	5,905,861
Liabilities, Noncontrolling Interests, and Equity
Secured notes payable	724,305	790,869
Unsecured line of credit	370,000	748,000
Unsecured bank term loans	1,600,000	750,000
Unsecured convertible notes	84,959	295,293
Accounts payable, accrued expenses, and tenant security deposits	325,393	304,257
Dividends payable	36,579	31,114
Total liabilities	3,141,236	2,919,533
Redeemable noncontrolling interests	16,034	15,920
Alexandria Real Estate Equities, Inc.'s stockholders' equity	3,374,301	2,928,825
Noncontrolling interests	42,558	41,583
Total equity	3,416,859	2,970,408	2,364,638	1,741,100
Total liabilities, noncontrolling interests, and equity	6,574,129	5,905,861
Alexandria Real Estate Equities, Inc. (Issuer)
Assets
Investments in real estate	64,880	64,243
Less: accumulated depreciation	(18,085)	(16,715)
Investments in real estate, net	46,795	47,528
Cash and cash equivalents	10,608	48,623	54,184	60,963
Restricted cash	40	44
Tenant receivables	12
Deferred rent	1,615	2,027
Deferred leasing and financing costs, net	25,364	9,655
Investments in and advances to affiliates	5,443,779	4,719,658
Intercompany note receivable	2,195	777
Other assets	18,643	14,575
Total assets	5,549,051	4,842,887
Liabilities, Noncontrolling Interests, and Equity
Unsecured line of credit	370,000	748,000
Unsecured bank term loans	1,600,000	750,000
Unsecured convertible notes	84,959	295,293
Accounts payable, accrued expenses, and tenant security deposits	83,488	89,931
Dividends payable	36,302	30,838
Total liabilities	2,174,749	1,914,062
Alexandria Real Estate Equities, Inc.'s stockholders' equity	3,374,302	2,928,825
Total equity	3,374,302	2,928,825
Total liabilities, noncontrolling interests, and equity	5,549,051	4,842,887
Alexandria Real Estate Equities, L.P. (Guarantor Subsidiary)
Assets
Cash and cash equivalents		602		17
Investments	13,385	15,038
Investments in and advances to affiliates	5,020,525	4,350,901
Total assets	5,033,910	4,366,541
Liabilities, Noncontrolling Interests, and Equity
Alexandria Real Estate Equities, Inc.'s stockholders' equity	5,033,910	4,366,541
Total equity	5,033,910	4,366,541
Total liabilities, noncontrolling interests, and equity	5,033,910	4,366,541
Non-Guarantor Subsidiaries
Assets
Investments in real estate	6,686,095	5,996,578
Less: accumulated depreciation	(724,450)	(599,292)
Investments in real estate, net	5,961,645	5,397,286
Cash and cash equivalents	67,931	42,007	16,444	10,181
Restricted cash	23,292	28,310
Tenant receivables	7,468	5,492
Deferred rent	140,482	114,822
Deferred leasing and financing costs, net	110,186	79,391
Investments	82,392	68,861
Investments in and advances to affiliates	105,284	89,540
Other assets	64,271	31,600
Total assets	6,562,951	5,857,309
Liabilities, Noncontrolling Interests, and Equity
Secured notes payable	724,305	790,869
Accounts payable, accrued expenses, and tenant security deposits	241,905	214,326
Dividends payable	277	276
Intercompany note payable	2,195	777
Total liabilities	968,682	1,006,248
Redeemable noncontrolling interests	16,034	15,920
Alexandria Real Estate Equities, Inc.'s stockholders' equity	5,535,677	4,793,558
Noncontrolling interests	42,558	41,583
Total equity	5,578,235	4,835,141
Total liabilities, noncontrolling interests, and equity	6,562,951	5,857,309
Eliminations
Assets
Investments in and advances to affiliates	(10,569,588)	(9,160,099)
Intercompany note receivable	(2,195)	(777)
Total assets	(10,571,783)	(9,160,876)
Liabilities, Noncontrolling Interests, and Equity
Intercompany note payable	(2,195)	(777)
Total liabilities	(2,195)	(777)
Alexandria Real Estate Equities, Inc.'s stockholders' equity	(10,569,588)	(9,160,099)
Total equity	(10,569,588)	(9,160,099)
Total liabilities, noncontrolling interests, and equity	$ (10,571,783)	$ (9,160,876)